Borrowings And Credit Arrangements	12 Months Ended
Dec. 31, 2012
Borrowings And Credit Arrangements
I.	BORROWINGS AND CREDIT ARRANGEMENTS

Truck, Parts and Other long-term debt at December 31, 2012 and 2011, consisted of $150.0 of notes with an effective interest rate of 6.9% which mature in February 2014.

Financial Services borrowings include the following:

	2012		2011
At December 31,	EFFECTIVE RATE	BORROWINGS	EFFECTIVE RATE	BORROWINGS
Commercial paper	1.1%	$3,325.0	1.3%	$3,673.6
Medium-term bank loans	5.5%	237.7	6.9%	236.3

		3,562.7		3,909.9
Term notes	2.1%	4,167.4	3.4%	2,595.5

	1.8%	$7,730.1	2.3%	$6,505.4

The commercial paper and term notes of $7,492.4 and $6,269.1 at December 31, 2012 and 2011 include a net effect of fair value hedges and unamortized discounts of $7.4 and $7.1, respectively. The effective rate is the weighted average rate as of December 31, 2012 and 2011 and includes the effects of interest-rate contracts.

The annual maturities of the Financial Services borrowings are as follows:

Beginning January 1, 2013	COMMERCIAL PAPER	BANK LOANS	TERM NOTES	TOTAL
2013	$3,325.4	$18.4	$550.0	$3,893.8
2014		180.8	1,545.8	1,726.6
2015		23.1	1,454.6	1,477.7
2016
2017		15.4	609.2	624.6

	$3,325.4	$237.7	$4,159.6	$7,722.7

Interest paid on borrowings was $149.9, $192.1 and $230.2 in 2012, 2011 and 2010, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company capitalized interest on borrowings of $10.3 in Truck, Parts and Other in each respective year.

The primary sources of borrowings in the capital markets are commercial paper and medium-term notes issued in the public markets, and to a lesser extent, bank loans. The medium-term notes are issued by PACCAR Inc, PACCAR Financial Corp. (PFC), PACCAR Financial Europe and PACCAR Financial Mexico.

In December 2011, PACCAR Inc filed a shelf registration under the Securities Act of 1933. The current registration expires in the fourth quarter of 2014 and does not limit the principal amount of debt securities that may be issued during the period. The total amount of medium-term notes outstanding for PACCAR Inc as of December 31, 2012 was $500.0.

In November 2012, the Company’s U.S. finance subsidiary, PFC, filed a shelf registration under the Securities Act of 1933 effective for a three year period. The total amount of medium-term notes outstanding for PFC as of December 31, 2012 was $2,700.0. In February 2013, PFC issued $500.0 of medium-term notes under this registration. The registration expires in the fourth quarter of 2015 and does not limit the principal amount of debt securities that may be issued during that period.

At December 31, 2012, the Company’s European finance subsidiary, PACCAR Financial Europe, had €717.2 available for issuance under a €1,500.0 medium-term note program registered with the London Stock Exchange. The program was renewed in the second quarter of 2012 and is renewable annually through the filing of a new prospectus.

In April 2011, PACCAR Financial Mexico registered a 10,000.0 peso medium-term note and commercial paper program with the Comision Nacional Bancaria y de Valores. The registration expires in 2016 and limits the amount of commercial paper (up to one year) to 5,000.0 pesos. At December 31, 2012, 7,330.0 pesos remained available for issuance.

The Company has line of credit arrangements of $3,680.6, of which $3,442.9 were unused at December 31, 2012. Included in these arrangements are $3,000.0 of syndicated bank facilities. Of the $3,000.0 syndicated bank facilities, $1,000.0 matures in June 2013, $1,000.0 matures in June 2016 and $1,000.0 matures in June 2017. The Company intends to replace these credit facilities as they expire with facilities of similar amounts and duration. These credit facilities are maintained primarily to provide backup liquidity for commercial paper borrowings and maturing medium-term notes. There were no borrowings under the syndicated bank facilities for the year ended December 31, 2012.